Document and Entity Information	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Document And Entity Information
Entity Registrant Name	NXT Energy Solutions Inc.
Entity Central Index Key	0001009922
Document Type	20-F
Document Period End Date	Dec 31, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		0
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2011

Consolidated Balance Sheets (CAD)	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	1,508,946	464,583
Short term investments	10,000	905,651
Accounts receivable	122,231	3,071
Work-in-progress	1,112,210
Prepaid expenses and other	43,105	45,941
Net assets	2,796,492	1,419,246
Restricted cash [note 3]	74,135	101,856
Property and equipment [note 4]	404,301	525,804
Total assets	3,274,928	2,046,906
Current liabilities:
Accounts payable and accrued liabilities [note 5]	1,347,925	576,588
Deferred revenue	1,776,496
Current portion of capital lease obligation	8,591	10,684
Net shareholder liabilities	3,133,012	587,272
Long term liabilities:
Capital lease obligation		8,153
Asset retirement obligation [note 6]	57,953	54,444
Total liabilities	3,190,965	649,869
Future operations [note 1]
Commitments and contingencies [note 15]
Subsequent events [note 17]
Shareholders' equity:
Preferred shares [note 8]: - authorized unlimited, Issued: 10,000,000	3,489,000	3,489,000
Common shares [note 7]: - authorized unlimited, Issued: 34,757,396 shares as of December 31, 2011 (2010 - 30,826,796)	53,756,687	52,031,435
Contributed capital	5,205,301	4,659,026
Deficit	(63,077,960)	(59,493,359)
Accumulated other comprehensive income	710,935	710,935
Net Shareholders' equity	83,963	1,397,037
Total Liabilities and Shareholders' equity	3,274,928	2,046,906

Consolidated Balance Sheets (Parenthetical)	Dec. 31, 2011	Dec. 31, 2010
Statement of Financial Position [Abstract]
Preferred shares authorized	0	0
Preferred shares Issued	10,000,000	10,000,000
Common shares authorized	0	0
Common shares Issued	34,757,396	30,826,796

Statements of Loss and Comprehensive Loss (CAD)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenue
Survey revenue [note 16]	144,650	443,011	3,683,326
Expense
Survey cost	46,713	466,428	1,587,120
General and administrative	3,218,143	3,678,806	3,569,079
Stock based compensation expense [note 10]	344,800	577,815	672,060
Amortization of property and equipment	160,478	164,065	175,900
Total expense	3,770,134	4,887,114	6,004,159
Net revenue	(3,625,484)	(4,444,103)	(2,320,833)
Other expense (income)
Interest income, net	(16,353)	(9,923)	(80,633)
Loss (gain) on foreign exchange	(28,209)	16,509	150,958
Oil and natural gas operations and other	3,679	665	15,004
Loss on sale of property		1,074	(1,037)
Other Expense (Income)	(40,883)	8,325	84,292
Net loss and comprehensive loss	(3,584,601)	(4,452,428)	(2,405,125)
Net loss per share - basic and diluted [note 9]	(0.1)	(0.14)	(0.07)

Statements of Cash Flows (CAD)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating activities
Net loss for the year	(3,584,601)	(4,452,428)	(2,405,125)
Items not affecting cash:
Amortization and depreciation	160,478	164,065	175,900
Stock-based compensation expense	344,800	577,815	672,060
Accretion of asset retirement obligation	3,509	4,092	7,653
Asset retirement obligations paid		(902)	(5,396)
Loss (gain) on sale of property		1,074	(1,037)
Net cash	(3,075,814)	(3,706,284)	(1,555,945)
Changes in non-cash working capital balances [note 12]	1,319,299	1,013,508	(1,024,363)
Net cash generated by (used in) operating activities	(1,756,515)	(2,692,776)	(2,580,308)
Financing activities
Repayment of capital lease obligation	(10,246)	(8,681)	(7,977)
Issue of common shares and warrants, net of issue costs	1,487,827		50,239
Exercise of stock options and warrants	438,900	54,518
Net cash generated by financing activities	1,916,481	45,837	42,262
Investing activities
Purchase of property and equipment	(38,975)	(55,516)	(184,035)
Proceeds from sale of property and equipment		400	2,056
Decrease (increase) in restricted cash	27,721	(101,856)
Decrease (increase) in short term investments	895,651	(905,651)	6,748,105
Net cash generated by (used in) investing activities	884,397	(1,062,623)	6,566,126
Net cash inflow (outflow)	1,044,363	(3,709,562)	4,028,080
Cash and cash equivalents, beginning of the year	464,583	4,174,145	146,065
Cash and cash equivalents, end of the year	1,508,946	464,583	4,174,145
Supplemental information:
Cash interest paid	1,436	2,003	2,707

Statements of Shareholders' Equity (CAD)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Common Shares
Balance at beginning of the year	52,031,435	51,934,360	51,884,121
Issued upon exercise of stock options and warrants	438,900	54,518
Issued through private placement, net of issue costs	1,158,441		50,239
Shares issued for services
Transfer from contributed capital upon exercise of stock options and warrants	127,911	42,557
Balance at end of the year	53,756,687	52,031,435	51,934,360
Preferred Shares
Balance at beginning and end of the year	3,489,000	3,489,000	3,489,000
Contributed Capital
Balance at beginning of the year	4,659,026	3,939,953	3,519,072
Recognition of stock based compensation expense	344,800	761,630	529,660
Contributed capital transferred to common shares pursuant to exercise of options and warrants	(127,911)	(42,557)
Value attributed to warrants issued on private placement [note 7]	329,386
Opening balance adjustment upon change in accounting policy [note 2]			(108,779)
Balance at end of the year	5,205,301	4,659,026	3,939,953
Deficit
Balance at beginning of the year	(59,493,359)	(55,040,931)	(52,703,170)
Opening balance adjustment upon change in accounting policy [note 2]			67,364
Net loss and comprehensive loss for the year	(3,584,601)	(4,452,428)	(2,405,125)
Balance at end of the year	(63,077,960)	(59,493,359)	(55,040,931)
Accumulated Other Comprehensive Income
Balance at beginning and end of the year	710,935	710,935	710,935
Total Shareholders' Equity at end of the year	83,963	1,397,037	5,033,317

History and Future Operations	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
History and Future Operations

1. History and Future Operations

NXT Energy Solutions Inc. (the "Company" or "NXT") is a publicly traded company based in Calgary, Canada.

NXT owns a proprietary technology called Stress Field Detection ("SFD®"), an airborne survey system that is used in the oil & natural gas industry to help aid in identifying areas with hydrocarbon reservoir potential. This technology was acquired from NXT's current CEO and President on December 31, 2005 following a ten year period wherein the Company controlled the technology through a series of licensing agreements (see also note 8).

For the ten year period prior to 2006 the Company had engaged in extensive activities to develop, validate and obtain industry acceptance of SFD®, including conducting SFD® surveys for oil and gas industry partners on a cost recovery basis and participating as a joint venture partner in SFD® identified exploration wells. By December 31, 2005 the Company had accumulated a deficit of approximately $47.6 million in conducting these activities.

This early period was effective in developing the technology to a stage where SFD® was both technically ready and had the required industry validation to embark on the "commercialization" phase in 2006. SFD® survey services began to be offered to clients engaged in oil and gas exploration activities with an initial focus on potential clients operating in the western Canadian sedimentary basin.

The global financial crisis of late 2008 affected a number of markets and resulted in a dramatic decline in NXT's Canadian market opportunities. This caused NXT to re-focus its sales activities towards international markets.

Despite having provided services to clients since 2006, NXT is still in the early stage of commercializing its SFD® technology. The generation of positive cash flow from operations in the future will depend largely on its ability to demonstrate the value of the SFD® survey system to a much wider client base. NXT recognizes that this early commercialization phase can last for several years and that its' financial position is currently dependent upon a limited number of client projects, on obtaining additional financing and attracting future clients.

These consolidated financial statements have been prepared on a "going concern" basis in accordance with United States generally accepted accounting principles. The going concern basis of presentation assumes that NXT will continue in operation for the foreseeable future and be able to realize its assets and discharge its liabilities and commitments in the normal course of business. There is substantial doubt about the appropriateness of the use of the going concern assumption because NXT has experienced losses and negative cash flow from operations over the past several years and has traditionally had minimal working capital. NXT recognizes that current working capital and contracts in process may not be sufficient to support the operations beyond the next twelve months without generating significant additional revenues and / or capital (see also note 17).

NXT anticipates it will be able to expand operations in order to generate both net income and cash from operations in future years with its existing business model; however, the occurrence and timing of this outcome cannot be predicted with certainty.

These consolidated financial statements do not include any adjustments to amounts and classifications of assets and liabilities or reported expenses that would be necessary should NXT be unable to raise additional capital or generate sufficient net income and cash flow from operations as required in future years in order to continue as a going concern.

Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Significant Accounting Policies

2. Significant Accounting Policies

Basis of presentation

These consolidated financial statements as at and for the year ended December 31, 2011 have been prepared by management in accordance with generally accepted accounting principles of the United States of America in accordance with the same accounting policies and methods used in preparing the consolidated financial statements for the years ended December 31, 2010 and 2009.

Consolidation

These consolidated financial statements reflect the accounts of the Company and its wholly owned subsidiaries (including two inactive United States subsidiary companies). All significant inter-company balances and transactions among NXT and its subsidiaries have been eliminated and are therefore not reflected in these consolidated financial statements.

Estimates and Assumptions

The preparation of these consolidated financial statements requires management to make estimates and assumptions. These estimates and assumptions affect the reported amounts of assets and liabilities, including the disclosure of contingent assets and liabilities, at the date of these consolidated financial statements as well as revenues and expenses recorded during the reporting periods.

Estimates made relate to allowances for doubtful accounts, estimated useful lives of assets, provisions for contingent liabilities, measurement of stock-based compensation expense, valuation of future tax assets, estimates for asset retirement obligations, and the valuation of preferred shares (which may include estimates of the likelihood that the conversion feature of the preferred shares will be achieved in future). The estimates and assumptions used are based upon management's best estimate. Estimates and assumptions are reviewed periodically and the effects of revisions are reflected in the period when determined. Actual results may differ from those estimates.

Cash and Cash Equivalents

Cash and cash equivalents consist of cash on hand and short term securities with an original maturity less than 90 days from the date of acquisition.

Short Term Investments

Short term investments are recorded at fair value, and include short term securities, held by a major Canadian chartered bank, with original maturity dates greater than 90 days but less than one year.

Revenue Recognition

Revenue from SFD® survey contracts (net of any related foreign sales tax) is recognized on a completed contract basis. Amounts received or invoiced in advance of completion of the contract is reflected as unearned revenue and classified as a current liability. All related survey expenditures and obligations related to uncompleted contracts are reflected as work-in-progress and classified as current assets. Upon completion of the related contract, unearned revenue and the related work-in-progress are reflected in the statement of earnings (loss) as either revenue or survey cost. Sales commissions incurred on the contracts are included in survey costs. Survey cost does not include any amortization or depreciation of property and equipment.

Fair Value of Financial Instruments

Financial instruments consist of cash and cash equivalents, short term investments, restricted cash, accounts receivable, and accounts payables and accrued liabilities. The carrying value of these financial instruments approximates their fair values due to their short terms to maturity. NXT is not exposed to significant interest or credit risks arising from these financial instruments. NXT is exposed to foreign exchange risk as a result of holding U.S. and Colombian denominated financial instruments.

Derivative Liabilities

Prior to 2011, NXT had derivative liabilities which were recognized on the balance sheet at fair value with realized and unrealized gains (losses) recognized in the Consolidated Statement of Loss. Any outstanding derivatives are required to be included into one of three categories based on a fair value hierarchy (which in 2010 was Level II - based on valuation techniques that refer to market data). NXT does not apply hedge accounting to any of its derivatives.

Property and Equipment

Property and equipment is recorded at cost, less accumulated depreciation and amortization, which is recorded over the estimated service lives of the assets using the following annual rates and methods:

Computer hardware	30% declining balance
Computer software	100% declining balance
Furniture and other equipment	20% declining balance
Leasehold improvements	over the remaining term of the lease

Management periodically reviews the carrying values of property and equipment to ensure that any impairment in value is recognized and reflected in results of operations.

Research and Development Expenditures

Research and development ("R&D") expenditures incurred to develop, improve and test the SFD® survey system and related components are expensed as incurred. Any intellectual property that is acquired for the purpose of enhancing research and development projects, if there is no alternative use for the intellectual property, is expensed in the period acquired. No R&D was incurred in the years ended 2009, 2010, and 2011.

Foreign Currency Translation

The Company's functional currency is the Canadian dollar. Revenues and expenses denominated in foreign currencies are translated into Canadian dollars at the average exchange rate for the applicable period. Shareholders' equity accounts are translated into Canadian dollars using the exchange rates in effect at the time of the transaction. Monetary assets and liabilities are translated into Canadian dollars at the exchange rate in affect at the end of the applicable period. Any related foreign exchange gains and losses resulting from these translations are included in the determination of net income.

Prior to 2010, NXT had subsidiaries which had the US dollar as their functional currency. Foreign currency translation adjustments related to the consolidation of these subsidiaries is the only component of accumulated other comprehensive income.

Income Taxes

NXT follows the asset and liability method of accounting for income taxes. This method recognizes deferred income tax assets and liabilities based on temporary differences in reported amounts for financial statement and tax purposes, at the income tax rates expected to apply in the future periods when the temporary differences are expected to be reversed or realized.  The effect of a change in income tax rates on deferred income tax assets and deferred income tax liabilities is recognized in income in the period when enacted.  Valuation allowances are provided when necessary to reduce deferred tax assets to an amount that is more likely than not to be realized.

Stock based compensation expense

NXT follows the fair value method of accounting for stock options that are granted to acquire common shares under NXT's stock option plan. Under this method, an estimate of the fair value of the cost of stock options that are granted to employees, directors and consultants is calculated using the Black-Scholes option pricing model and charged to income over the future vesting period of the options, with a corresponding increase recorded in contributed surplus. Upon exercise of the stock options, the consideration received by NXT, and the related amount which was previously recorded in contributed surplus, is recorded as an increase in the recorded value of common shares of the Company.

Stock-based compensation related to options granted to non-employees is periodically re-measured until their performance period is complete. Changes to the re-measured compensation are recognized in the period of change and amortized over the remaining life of the vesting period in the same manner as the original option.

Change in Accounting Policies and Recent Accounting Pronouncements

Prior to 2009, NXT had granted to various of its' contractors stock options which had US dollar exercise prices.

Effective January 1, 2009, accounting policies were revised for equity-linked financial instruments. Certain of NXT's outstanding stock options were considered to be not indexed to NXT's own equity, and were therefore required to be classified as a derivative liability, to be recorded at fair value on a recurring basis. This resulted in NXT (i) recognizing a $108,779 reduction of contributed capital (representing the historical value attributed to certain stock options), (ii) recording these stock options as a derivative liability at their fair market value of $41,415, and (iii) recording a $67,364 reduction in its deficit as at January 1, 2009.

In December 2010, all US dollar stock options were re-priced to Canadian dollars, and accordingly no related derivative liabilities existed as at December 31, 2010 or 2011.

Restricted cash	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Restricted cash

3. Restricted cash

Restricted cash consists of US dollar money market securities (plus accrued interest) which has been deposited by NXT with financial institutions as security in order for these institutions to issue bank letters of credit for the benefit of third party clients. These letters of credit include contractual performance bonds related to conducting certain SFD® surveys.

Property and equipment	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Property and equipment

4. Property and equipment

	2011	2010

Survey equipment	$610,230	$605,751
Furniture and other equipment	526,105	526,105
Computers and software	1,046,915	1,014,455
Leasehold improvements	382,157	382,157
	2,565,407	2,528,468
Less accumulated depreciation, amortization and impairment	(2,161,106)	(2,002,664)

	$404,301	$525,804

Included in furniture and other equipment are assets held under capital lease agreements which have a net book value as follows:	2011	2010

Cost	$35,000	$35,000
Accumulated amortization	(22,028)	(18,785)
	$12,972	$16,215

Accounts payable and accrued liabilities	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Accounts payable and accrued liabilities

5. Accounts payable and accrued liabilities

	2011	2010
Accrued liabilities related to:
Professional fees	$110,500	$118,065
Consultant fees	57,000	15,100
Commissions payable on survey contracts	122,400	—
Survey expenses	18,508	—
Board of Directors' fees	98,612	—
Wages payable	183,198	—
Vacation pay	81,042	60,748
	671,260	193,913
Trade payables, payroll withholdings and other	676,665	382,675

	$1,347,925	$576,588

Asset retirement obligation	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Asset retirement obligation

6. Asset retirement obligation

Asset retirement obligations ("ARO") relate to oil & natural gas wells in which the Company has outstanding abandonment and reclamation obligations in accordance with government regulations. The Company's obligation relates to its interests in 8 gross (1.1 net) wells that were drilled in the years 2000 through 2004. ARO have an estimated future liability of approximately $61,000 and is based on estimates of the future timing and costs to remediate, reclaim and abandon the wells within the next three years. The net present value of the ARO is as noted below, and has been calculated using an inflation rate of 3.4% and discounted using a credit-adjusted risk-free interest rate of 10%.

	2011	2010	2009

Asset retirement obligation, beginning of the year	$54,444	$51,254	$48,997
Additions in the year	—	—	4,753
Accretion expense	3,509	4,092	2,900
Costs incurred	—	(902)	(5,396)
Asset retirement obligation, end of the year	$57,953	$54,444	$51,254

Common shares	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Common shares

7. Common shares

The Company is authorized to issue an unlimited number of common shares, of which the following are issued and outstanding:

	# of shares	$ Amount

As at December 31, 2008	30,701,796	$51,884,121
Transactions during the year ended December 31, 2009
Issued for cash	25,000	50,239
As at December 31, 2009	30,726,796	51,934,360
Transactions during the year ended December 31, 2010
Issued on exercise of stock options	100,000	97,075
As at December 31, 2010	30,826,796	52,031,435
Transactions during the year ended December 31, 2011
Issued through private placement, net of issue costs and value attributed to warrants	3,200,600	1,158,441
Issued on exercise of stock options	30,000	18,900
Issued on exercise of warrants	700,000	420,000
Transfer from contributed surplus upon exercise of stock options and warrants	—	127,911

As at December 31, 2011	34,757,396	$53,756,687

On February 16, 2011 NXT closed a non-brokered private placement (the "Placement") for aggregate proceeds of $1,600,300 ($1,487,827 net of costs) including $40,000 subscribed for by two Officers of the Company. NXT issued a total of 3,200,600 units at a price of $0.50 per unit, with each unit consisting of one common share and one warrant, with each warrant entitling the holder to acquire an additional common share at a price of $0.60 per share on or before the expiry date of February 16, 2012 (see note 11). In connection with closing of the Placement, NXT paid finder's fees which included $72,600 cash and 145,320 warrants with the same terms as the other warrants.

The common shares were recorded at a value equal to the net proceeds received of $1,487,827 less $329,386 which was the estimated fair value attributed to the 3,345,920 warrants that were issued on the Placement.

Preferred shares	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Preferred shares

8. Preferred shares

The Company is authorized to issue an unlimited number of preferred shares, issuable in series.

On December 31, 2006, the Company issued 10,000,000 series 1 preferred shares (the "Preferred Shares") to an individual who is a Director and NXT's Chief Executive Officer and President pursuant to the execution of a Technical Transfer Agreement (the "2006 TTA") in exchange for the outright purchase of the SFD® technology.

These Preferred Shares are conditionally convertible into common shares as follows:

●	2,000,000 of the Preferred Shares became convertible into common shares upon issue.
●	The remaining 8,000,000 Preferred Shares may become convertible into common shares in four separate increments of 2,000,000 Preferred Shares each, should NXT achieve specified cumulative revenue thresholds of US $50 million, US $100 million, US $250 million and US $500 million prior to December 31, 2015.
●	Cumulative revenue is defined as the sum of total revenue earned plus proceeds from the sale of assets accumulated since January 1, 2007, all denominated in United States dollars, and calculated in accordance with generally accepted accounting principles.
●	In the event that the final cumulative revenue threshold of US $500 million is not achieved by December 31, 2015, NXT has the option to either redeem any unconverted Preferred Shares for a price of $0.01 per share and forfeit the SFD® technology, or retain the ownership of the SFD® technology by converting all of the remaining Preferred Shares into common shares.

The Preferred Shares do not participate in any dividends, and are not transferable except with the consent of the Board of Directors of NXT.

As at December 31, 2011, the Company had generated cumulative revenue of approximately US $12.2 million that is eligible to be applied to the above noted conversion thresholds.

No value has been attributed to the any of the 8,000,000 preferred shares which are still subject to conditions related to potential conversion.

Loss per share	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Loss per share

9. Loss per share

	2011	2010	2009

Net loss for the year	$(3,584,601)	$(4,452,428)	$(2,405,125)

Weighted average number of common shares
outstanding - basic and diluted	35,696,620	32,774,974	32,690,426

Net loss per share	$(0.10)	$(0.14)	$(0.07)

All outstanding stock options, common share purchase warrants and certain of the Preferred Shares are excluded from the diluted earnings per share calculations as they are anti-dilutive.

A total of 2,000,000 of the Preferred Shares are included in the above noted basic and diluted earnings per share calculations, as the criteria for them to convert to common shares have been met for each year (see note 8).

Stock options	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Stock options

10. Stock options

The following is a summary and continuity of stock options that are outstanding as at December 31, 2011:

			average
	# of	# of	remaining
exercise	options	options	contractual
price	outstanding	exercisable	life (years)

$0.45	134,500	134,500	3.8
$0.53	150,000	50,000	2.2
$0.63	1,310,000	1,165,000	1.3
$1.00	100,000	—	1.4
$1.16	478,600	188,600	4.6
$2.00	100,000	—	1.4
$3.00	100,000	—	1.4
$4.00	100,000	—	1.4
	2,473,100	1,538,100	2.1

	For the year ended December 31		For the year ended December 31
	2011		2010
		weighted		weighted
	# of	average	# of	average
	options	exercise price	options	exercise price

Outstanding at beginning of the year	2,134,804	$0.62	2,757,204	$1.76
Granted	1,054,800	$1.58	248,900	$0.62
Cancelled for re-pricing	—	—	(2,113,204)	$1.94
Granted on re-pricing in 2010	—	—	2,113,204	$0.62
Forfeited	(398,300)	$0.65	(431,300)	$1.48
Expired	(288,204)	$0.63	(340,000)	$0.66
Exercised	(30,000)	$0.63	(100,000)	$0.55
Options outstanding as at end of the year	2,473,100	$1.02	2,134,804	$0.62
Options exercisable as at end of the year	1,538,100	$0.68	1,737,637	$0.61

	For the year ended December 31
	2009
		weighted
	# of	average
	options	exercise price

Outstanding at beginning of the year	2,270,204	$2.31
Granted	730,000	$1.20
Forfeited	(40,000)	$2.39
Expired	(203,000)	$2.18
Exercised	—	$—
Options outstanding as at end of the year	2,757,204	$1.76
Options exercisable as at end of the year	1,594,038	$1.85

Stock options granted generally vest at a rate of one-third at the end of each of the first three years following the date of grant, except as noted below. Options lapse, if unexercised, generally five years from the date granted.

In the first quarter of 2011 an officer of the Company was granted 150,000 options at an excise price of $0.53 per share with one third of the options vesting at the date of grant and one-third vesting at the end of each of the following two years. These options will expire three years from the date of grant.

A total of 214,800 of the 504,800 stock options which were granted in July 2011 at an exercise price of $1.16 per share had immediate vesting.

A total of 400,000 stock options were granted in December, 2011, at an average exercise price of $2.50, expiring June 1, 2013, and with 25% of the options vesting after each 3 month period.

On December 8, 2010, following approval by the Company's shareholders, a total of 2,113,204 stock options (which had an average original exercise price of U.S. $2.04) were re-priced to an exercise price of Cdn. $0.63 per share. All of these re-priced options retained the rest of their original terms, and were treated for accounting purposes as a modification of the previously issued options. The re-pricing included a total of 1,615,000 options held by directors and officers of the Company which had an average strike price of U.S. $2.35 per share.

Stock based compensation expense is calculated based on the fair value attributed to grants of stock options using the Black-Scholes option valuation model and utilizing the following weighted average assumptions:

	2011	2010	2009

Stock based compensation expense for the year	$344,800	$577,815	$672,060
Expected dividends paid per common share	Nil	Nil	Nil
Expected life in years	2.8	1.8	3
Expected volatility in the price of common shares	111%	92%	103%
Risk free interest rate	1.5%	1.5%	1.5%
Weighted average fair market value per share at grant date	$0.57	$0.27	$0.70
Intrinsic (or "in-the-money") value per share of options exercised	$0.22	$0.53	$—

As of December 31, 2011 there was $338,000 (2010 - $311,000) of unamortized stock based compensation expense related to non-vested stock options. This amount will be recognized in future expense over the remaining vesting periods of the underlying stock options.

Warrants to purchase common shares	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Warrants to purchase common shares

11. Warrants to purchase common shares

The following is a summary of outstanding warrants to purchase common shares:

		Exercise
	# of	proceeds
	warrants	received

Outstanding as at January 1, 2009, 2010 and 2011 (i)	—	$—
Issued on February, 2011 private placement (ii)	3,345,920
Exercised in 2011	(700,000)	420,000
Outstanding as at December 31, 2011	2,645,920	420,000
Exercised in 2012	(464,558)	278,735
Expired on February 16, 2012	(2,181,362)	—
	—	698,735
Issued on March and May, 2012 private placement financings (see note 17)	4,502,821

Outstanding as at March 31, 2012 (expire from March 7 to May 4, 2014)	4,502,821

(i) There were no warrants outstanding in 2010.

(ii) The warrants that were issued in the February 2011 private placement (see note 7) had an exercise price of $0.60 and a expiry of February 16, 2012. The value attributed to these warrants was calculated using the Black-Scholes warrant valuation model utilizing the following weighted average assumptions:

Expected dividends paid per common share	Nil
Expected life in years	0.8
Expected volatility in the price of common shares	94%
Risk free interest rate	1.5%
Weighted average fair market value per share at grant date	$0.14

Changes in non-cash working capital	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Changes in non-cash working capital

12. Changes in non-cash working capital

The change in non-cash working capital is comprised of:

	2011	2010	2009

Accounts receivable	(119,160)	1,139,309	(1,121,811)
Work-in-progress	(1,112,210)	—	—
Prepaid expenses and other	2,836	7,347	3,871
Accounts payable and accrued liabilities	771,337	(133,148)	93,577
Deferred revenue	1,776,496	—	—

	1,319,299	1,013,508	(1,024,363)
Portion attributable to:
Operating activities	1,319,299	1,013,508	(1,024,363)
Financing activities	—	—	—
Investing activities	—	—	—
	1,319,299	1,013,508	(1,024,363)

Income taxes	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Income taxes

13. Income taxes

Income tax expense is different from the expected amount that would be computed by applying the statutory Canadian federal and provincial income tax rate to the Company's loss before income taxes as follows:

	2011	2010	2009

Canadian statutory income tax rate	26.5%	28.0%	29.5%
Income tax recovery at statutory rate	$(949,919)	$(1,246,680)	$(697,486)
Effect of non- deductible expenses and other items:
Stock-based compensation and other expenses	100,736	161,788	194,898
Non-capital losses expiring in the year	373,240	205,156	111,038
Foreign exchange adjustment	(42,965)	103,007	339,527
Tax rate reduction	48,066	842,818	87,072
Other	(2,715)	12,226	(70,771)
	(473,557)	78,315	(35,722)
Valuation allowance	473,557	(78,315)	35,722
	$—	$—	$—

The Company has significant unrecorded deferred income tax assets for which a full valuation allowance has been provided due to uncertainty regarding their potential utilization, as follows:

	2011	2010	2009
Net operating losses carried forward:
USA (expiration dates 2020 to 2026)	$2,014,577	$1,970,205	$2,073,212
Canada (expiration dates 2014 to 2031)	3,805,274	3,410,240	3,095,143
Timing differences on property and equipment	2,177,153	2,051,012	2,341,417
	7,997,004	7,431,457	7,509,772
Less valuation reserve	(7,997,004)	(7,431,457)	(7,509,772)
	$—	$—	$—

Certain income taxation years remain subject to review and assessment by the relevant tax authorities in Canada and the United States.

Other related party transactions	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Other related party transactions

14. Other related party transactions

NXT retains as legal counsel a law firm of which one of its Directors is a partner. In 2011, NXT incurred legal expenses of $52,234 (2010 - $15,219) with this firm, for which a total of $8,719 is included in accounts payable as at December 31, 2011 (December 31, 2010 - $8,689).

In March, 2011, NXT entered into a US $150,000 SFD® survey contract with a client which has a board member who also serves on the board of directors of NXT.

In 2009 a private placement for 25,000 common shares was issued to an Officer of the Company to fulfill an obligation owing to him of $50,239.

Commitments and contingencies	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Commitments and contingencies

15. Commitments and contingencies

As at December 31, 2011, NXT had an office lease commitment expiring October 31, 2012 and requiring minimum monthly lease payments of $31,588. In March, 2012, this lease was extended for a 2.5 year period through April 30, 2015 at a minimum monthly lease payment of $22,956 (including estimated operating costs). The estimated minimum annual lease commitment is now as follows:

for the	total minimum
year ending	lease
December 31	payments

2012	364,093
2013	289,245
2014	289,245
2015	96,415
1,038,998

NXT also has in place an agreement, expiring in January 2012, to utilize a minimum annual volume of aircraft charter hours, the terms of which it has met for 2011. NXT has extended the contract for an additional one year term.

In 2003 NXT was named as one of several defendants in a statement of claim related to an aircraft crash. The plaintiffs alleged that all defendants were in breach of an aircraft ferry flight contract and were seeking damages of $450,000, but have not pursued their claim against NXT for over six years. NXT was not a party to the contract and accordingly believes the claim is without merit. The outcome of the claim is not determinable, and no liability has been recorded.

Geographic information:	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Geographic information:

16. Geographic information:

NXT conducts all of its survey operations from its head office in Canada, and has a one person administrative office in Colombia. NXT has no long term assets outside of Canada.

Revenues were derived from survey operations conducted in the following regions:

	2011		2010		2009
	$		$		$
USA		144,650		—		—
South America		—		443,011		3,683,326
		144,650		443,011		3,683,326

Subsequent events:	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Subsequent events:

17. Subsequent events:

In March and May, 2012, the Company conducted private placement financings (the "Financings") which consisted of units issued at US $0.75 (the "Units"). Each Unit consisted of one common share of the Company and one warrant (the "Warrants") to purchase a common share of the Company at a price of US $1.20. The Warrants have a term of two years from the date of issue, and the expiry can be accelerated at the option of the Company in the event that it issues a press release advising that its common shares have traded on the Nasdaq OTCBB at a price exceeding US $1.50 for 20 consecutive days. Any Warrants subject to acceleration shall expire 30 days after such notice.

In connection with the Financings, the Company paid finder's fees of US $183,612 and issued a total of 244,816 finder's warrants (which have the same terms as the Warrants noted above). The Financings had three separate closings in March, 2012 and one on May 4, 2012, which are summarized as follows:

	March,	May 4,
	2012	2012	total

Proceeds (in US $)	$2,216,005	$977,500	$3,193,505

Number of common shares issued	2,954,672	1,303,333	4,258,005

Number of Warrants issued	2,954,672	1,303,333	4,258,005
Number of finder's warrants issued	162,416	82,400	244,816
	3,117,088	1,385,733	4,502,821

Two Officers of the Company subscribed for a total of US $40,000 of the Financing.